PGIM Real Estate Income Fund
Schedule of Investments as of July 31, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 98.5%
Common Stocks 81.5%
Diversified Real Estate Activities 3.6%
Sun Hung Kai Properties Ltd. (Hong Kong)	102,608	$1,224,846
Diversified REITs 7.8%
Daiwa House REIT Investment Corp. (Japan)	132	317,697
Essential Properties Realty Trust, Inc.	51,736	1,247,872
Mirvac Group (Australia)	362,385	549,008
Nomura Real Estate Master Fund, Inc. (Japan)	432	541,206
		2,655,783
Health Care REITs 15.0%
Community Healthcare Trust, Inc.	32,863	1,280,014
Global Medical REIT, Inc.	98,586	1,200,777
Healthcare Realty Trust, Inc.	40,095	1,052,494
Omega Healthcare Investors, Inc.	52,089	1,614,759
		5,148,044
Industrial REITs 3.0%
Nexus Industrial REIT (Canada), UTS	130,288	1,042,874
Office REITs 4.6%
Nippon Building Fund, Inc. (Japan)	68	360,723
Postal Realty Trust, Inc. (Class A Stock)	71,032	1,199,020
		1,559,743
Real Estate Operating Companies 3.1%
Swire Properties Ltd. (Hong Kong)	443,076	1,055,730
Residential REITs 1.9%
Equity Residential	3,833	300,469
Essex Property Trust, Inc.	1,196	342,690
		643,159
Retail REITs 31.4%
Acadia Realty Trust	41,332	708,017
Agree Realty Corp.	16,726	1,331,222
Brixmor Property Group, Inc.	36,618	848,805
CapitaLand Integrated Commercial Trust (Singapore)	760,416	1,201,245
Federal Realty OP LP	7,238	764,405
Japan Metropolitan Fund Investment Corp. (Japan)	4	3,260

PGIM Real Estate Income Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Retail REITs (cont’d.)
Kite Realty Group Trust	38,752	$770,777
Link REIT (Hong Kong)	73,783	617,883
National Retail Properties, Inc.	25,810	1,228,814
NETSTREIT Corp.	28,253	579,187
Scentre Group (Australia)	262,433	537,789
Spirit Realty Capital, Inc.	36,501	1,618,454
Supermarket Income REIT PLC (United Kingdom)	354,600	557,460
		10,767,318
Specialized REITs 11.1%
CubeSmart	21,415	982,306
Digital Core REIT Management Pte Ltd. (Singapore)*	3	3
Digital Realty Trust, Inc.	4,189	554,833
EPR Properties	36,695	1,974,558
Life Storage, Inc.	2,397	301,758
		3,813,458

Total Common Stocks (cost $28,599,666)		27,910,955
Preferred Stocks 17.0%
Diversified REITs 5.0%
Armada Hoffler Properties, Inc., Series A, 6.750%, Maturing 06/18/24(oo)	28,205	725,432
Gladstone Commercial Corp., Series G, 6.000%, Maturing 06/28/26(oo)	44,841	1,007,129
		1,732,561
Hotel & Resort REITs 3.1%
Pebblebrook Hotel Trust, Series H, 5.700%, Maturing 07/27/26(oo)	52,321	1,047,990
Residential REITs 4.7%
American Homes 4 Rent, Series G, 5.875%, Maturing 08/29/22(oo)	36,285	921,276
Centerspace, Series C, 6.625%, Maturing 10/02/22(oo)	25,594	676,194
		1,597,470

PGIM Real Estate Income Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks (Continued)
Specialized REITs 4.2%
EPR Properties, Series G, 5.750%, Maturing 11/30/22(oo)	59,871	$1,439,299

Total Preferred Stocks (cost $6,045,560)		5,817,320

Total Long-Term Investments (cost $34,645,226)		33,728,275

Short-Term Investment 4.0%
Unaffiliated Fund
Dreyfus Government Cash Management (Institutional Shares) (cost $1,376,195)	1,376,195	1,376,195

TOTAL INVESTMENTS 102.5% (cost $36,021,421)		35,104,470
Liabilities in excess of other assets (2.5)%		(841,507)

Net Assets 100.0%		$34,262,963

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

LP—Limited Partnership
REITs—Real Estate Investment Trust
UTS—Unit Trust Security

*	Non-income producing security.
(oo)	Perpetual security. Maturity date represents next call date.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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